Interim Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Net loss	$ (40,394)	$ (124,164)	$ (839,106)	$ (1,185,052)	$ (159,049)
Non-cash items:
Interest income		(497)	(503)	(19,666)
Stock based compensation		2,000	305,000	180,000
Lease termination			249
Gain on disposal			(16,832)	1,727
Depreciation	149	4,185	41,370	16,209
Interest expense	(63,690)	31,142	108,020	31,119
Rent expense		11,929		45,366
Acquisition Cost				580,965
Loss on foreign exchange gain and loss		2,761	(5,003)
Exchange differences on translation from functional to presentation currency	(8,378)	1,804
Change in non-cash working capital items
Prepaid expenses and other assets	4,674	(28,147)	(6,897)	30,337
Accounts payable and accrued liabilities	42,081	30,429	121,416	123,897
Deferred revenue		(9)	(2,443)	(4,009)
Cash Flow from Operating Activities	(65,558)	(68,567)	(294,729)	(199,107)
INVESTING ACTIVITIES
Purchase of new equipment			(2,281)	(1,051)
Repayment received from other party		44,025	44,026	173,244
Proceeds from acquisition of Smarten, net of cash				1,503
Cash Flow from Investing Activities		44,025	41,745	173,696
FINANCING ACTIVITIES
Proceeds from private placement		20,000	358,188	100,000
Proceeds received from third party loans			23,603	143,980
Repayment to third party loan			(26,750)
Proceeds from related party loan				4,871
Repayment to related party loan				(100,577)
Lease payment		(12,800)	(35,106)	(42,767)
Cash Flow from Financing Activities		7,200	319,935	105,507
Effect of foreign exchange rate fluctuation on cash			(11,584)	(22,325)
Net change in cash during the period	(65,558)	(17,342)	55,367	80,096
Cash, beginning of period	119,357	63,990	63,990	6,219
Cash, end of period	$ 53,799	$ 46,648	$ 119,357	$ 63,990	$ 6,219